Summary of Allocation of Fair Value of Assets Acquired and Liabilities Assumed (Detail) (Jingle Networks, Inc, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Jingle Networks, Inc
Business Acquisition [Line Items]
Cash acquired	$ 761
Accounts receivable	4,740
Deferred tax assets	2,538
Other current assets	62
Property and equipment	206
Other non-current assets	148
Intangible assets	11,966
Goodwill	47,290
Total assets acquired	67,711
Current liabilities	(5,512)
Deferred tax liabilities	(3,246)
Other non-current liabilities	(92)
Total liabilities assumed	(8,850)
Net assets acquired	$ 58,861